Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
LOSS PER COMMON SHARE ATTRIBUTABLE TO COMMON SHAREHOLDERS - DILUTED	$ (12.04)	$ (412.65)	$ (56.02)	$ (701.74)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING - DILUTED	496,849	32,570	202,354	21,092